Cash Portfolio

SEMIANNUAL REPORT
June 30, 2002

Statement of Investments

Cash Portfolio
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligation—97.2%
Federal National Mortgage Association
$1,000,000	1.90%	07/01/2002	$1,000,000

Total U.S. Government Agency Obligation			$1,000,000

Total Investments			$1,000,000

Maturity date represents the stated date on the security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Cash Portfolio

Statement of Assets and Liabilities
June 30, 2002 (Unaudited)

Assets:
Investment in securities, at value based on amortized cost	$1,000,000
Cash	58,773
Receivables:
Reimbursement from adviser	15,123
Other assets	19,488

Total assets	1,093,384

Liabilities:
Payables:
Income distribution	101
Management fee	93
Accrued expenses and other liabilities	63,911

Total liabilities	64,105

Net Assets:
Paid-in capital	1,029,279

Net Assets	$1,029,279

Net asset value, offering and redemption price per share:	$1.00

Shares outstanding:
Institutional Shares	1,026,197
Preferred Shares	1,542
Administration Shares	1,540

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	1,029,279

The accompanying notes are an integral part of these financial statements.

Cash Portfolio

Statement of Operations
For the Six Months Ended June 30, 2002 (Unaudited)

Investment income:
Interest	$9,169

Total income	9,169

Expenses:
Printing fees	29,217
Registration fees	25,843
Professional fees	20,590
Custodian fees	9,850
Management fees	762
Other expenses	9,120

Total expenses	95,382
Less—expense reductions	(94,751)

Net expenses	631

Net Investment Income	8,538

Net increase in net assets resulting from operations	$8,538

The accompanying notes are an integral part of these financial statements.

Cash Portfolio

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	June 30, 2002	Period Ended
	(Unaudited)	December 31, 2001(a)

From operations:
Net investment income	$8,538	$20,842

Increase in net assets resulting from operations	8,538	20,842

Distributions to shareholders:
From net investment income
Institutional Shares	(8,513)	(20,780)
Preferred Shares	(14)	(32)
Administration Shares	(11)	(30)

Total distributions to shareholders	(8,538)	(20,842)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	—	1,000,001
Reinvestment of dividends and distributions	8,536	20,742

Total increase in net assets resulting from share transactions	8,536	1,020,743

Total increase	8,536	1,020,743
Net assets:
Beginning of period	1,020,743	—

End of period	$1,029,279	$1,020,743

(a) Commencement date of operations was May 1, 2001 for all share classes.

The accompanying notes are an integral part of these financial statements.

Cash Portfolio

Notes to Financial Statements
June 30, 2002 (Unaudited)

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as a diversified open-end, management investment company. The Trust includes the Cash Portfolio (the “Fund”). The Fund offers three classes of shares— Institutional, Preferred and Administration. The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Fund invests in obligations of the U.S. government, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

The Fund uses the amortized cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Fund.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules.
   The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

Cash Portfolio

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the funds on a straight-line or pro-rata basis depending upon the nature of the expense.
   Shareholders of Preferred and Administration shares bear all expenses and fees paid to service organizations.

E. Segregation Transactions—

The Fund may enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians.

3. Agreements

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”), pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Fund’s portfolio. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2002, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2002, management fee waivers amounted to approximately $200.
   GSAM has voluntarily agreed to limit “Other Expenses” of the Fund (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.01% of the average daily net assets of the Fund. For the six months ended June 30, 2002, the adviser reimbursed approximately $94,200. In addition, the Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2002, the Custody fees were reduced by approximately $300 under such arrangements.
   Goldman Sachs serves as Transfer Agent and Distributor of shares of the Fund pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

4. Preferred and Administration Plans

The Trust, on behalf of the Fund, has adopted Service Plans. These plans allow for Preferred and Administration shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for Preferred and Administration shares provide for compensation to the service organizations in an amount up to 0.10% and 0.25%, respectively (on an annual basis) of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2002, the Fund did not have any borrowings under this facility.

6. Other Matters

Pursuant to Securities and Exchange Commission exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

7. Summary of Share Transactions (at $1.00 per share)

Share activity for the six months ended June 30, 2002 is as follows:

Shares

Institutional Shares:
Reinvestment of dividends and distributions	8,513

Preferred Shares:
Reinvestment of dividends and distributions	12

Administration Shares:
Reinvestment of dividends and distributions	11

Total increase in shares	8,536

Share activity for the period ended December 31, 2001(a) is as follows:

Shares

Institutional Shares:
Shares sold	997,001
Reinvestment of dividends and distributions	20,683

1,017,684

Preferred Shares:
Shares sold	1,500
Reinvestment of dividends and distributions	30

1,530

Administration Shares:
Shares sold	1,500
Reinvestment of dividends and distributions	29

1,529

Total increase in shares	1,020,743

(a) Commencement of operations was May 1, 2001 for all share classes.

8. Beneficial Interest

At the end of the period, Goldman Sachs was the sole record owner of all outstanding shares of the Fund.

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Cash Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	loss to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets(c)	assets(c)	assets(c)	assets(c)

For the Six-Months Ended June 30, (Unaudited)

2002-Institutional Shares	$1.00	$0.01	$(0.01)	$1.00	0.84%	$1,025	0.12%	1.68%	18.78%	(16.98)%
2002-Preferred Shares	1.00	0.01	(0.01)	1.00	0.79	2	0.22	1.75	18.88	(16.91)
2002-Administration Shares	1.00	0.01	(0.01)	1.00	0.71	2	0.37	1.37	19.03	(17.29)

For the Period Ended December 31,

2001-Institutional Shares (commenced May 1, 2001)	1.00	0.02	(0.02)	1.00	2.08	1,017	0.12	3.07	25.49	(22.30)
2001-Preferred Shares (commenced May 1, 2001)	1.00	0.02	(0.02)	1.00	2.02	2	0.22	3.18	25.59	(22.19)
2001-Administration Shares (commenced May 1, 2001)	1.00	0.02	(0.02)	1.00	1.92	2	0.37	2.95	25.74	(22.42)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Cash Portfolio Prospectus which contains facts concerning the Fund’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Gary D. Black, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

Goldman Sachs Funds 32 Old Slip New York, NY 10005

CASHPORT/SAR